Income Taxes (Schedule of Significant Components of Deferred Tax Assets) (Details) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Net operating loss carryforwards	$ 841,611	$ 659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362
Capitalized acquisition related costs	9,737
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset